Schedule of related party transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)		Dec. 31, 2020 SGD ($)
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 2,302,197	$ 3,085,865
Service fee	896	1,199
M R Rhonda Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,164	2,900	[1]	$ 1,050	[1]	$ 950
Termbasu Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				254,786	[2]	25,000
Mr Loh [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,224,676	2,981,957	[3]
M R Rhonda Wong 1 [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 896	$ 1,199	[4]

[1]	Ms. Rhonda Wong engaged the Company to look for tenant for a property in September 2021 and March 2022. The respective project was completed during year ended December 31, 2021 and 2022, and Ms. Rhonda Wong paid half month of rental as commission to the Company, being S$1,050 and S$2,900 (US$2,164).
[2]	Termbasu Holding Pte Ltd entered seven (7) service agreements with the Company to sale seven (7) private properties in January 2022. The commission was 2% of transaction price and paid upon completion of the transactions during the year ended December 31, 2022.
[3]	Details have been disclosed above.
[4]	Ms. Rhonda Wong engaged the Company to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Company.